Prepayments and Other Assets, Net - Schedule of Allowance for Other Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Other Receivables [Abstract]
Balance at the beginning of the year
Provision for the year	24,724	142,060
Receivables written off for the year	(4,308)	(142,060)
Balance at the end of the year	¥ 20,416